Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 N	Dec. 31, 2012 N
Number of contracts	7	12
Pre-Modification Outstanding Recorded Investment	$ 1,276	$ 2,606
Post Modification Oustanding Recorded Investment	1,276	2,596
Number of Contracts	5	5
Post Modification Oustanding Recorded Investment - past due for 30 days or more	673	321
Agricultural
Number of contracts		1
Pre-Modification Outstanding Recorded Investment		72
Post Modification Oustanding Recorded Investment		72
Number of Contracts		1
Post Modification Oustanding Recorded Investment - past due for 30 days or more		72
Commercial and Industrial
Number of contracts	1	2
Pre-Modification Outstanding Recorded Investment	216	159
Post Modification Oustanding Recorded Investment	216	149
Number of Contracts		2
Post Modification Oustanding Recorded Investment - past due for 30 days or more		149
Consumer
Number of contracts		1
Pre-Modification Outstanding Recorded Investment		32
Post Modification Oustanding Recorded Investment		32
Number of Contracts	1	1
Post Modification Oustanding Recorded Investment - past due for 30 days or more	29	32
Commercial Real Estate
Number of contracts	4	5
Pre-Modification Outstanding Recorded Investment	948	1,990
Post Modification Oustanding Recorded Investment	948	1,990
Number of Contracts	3	1
Post Modification Oustanding Recorded Investment - past due for 30 days or more	573	68
Residential Real Estate
Number of contracts	2	3
Pre-Modification Outstanding Recorded Investment	112	353
Post Modification Oustanding Recorded Investment	112	353
Number of Contracts	1
Post Modification Oustanding Recorded Investment - past due for 30 days or more	$ 71